Business Combination (Tables)	12 Months Ended
Dec. 31, 2022
Business Combinations [Abstract]
Schedule of purchase price allocation to assets acquired and liabilities
As of October 31, 2021

Cash acquired	$171,827
Accounts receivable, net	68,551
Inventories, net	30,306
Prepaid expenses	198,939
Other current assets	1,199
Property and equipment, net	1,179,190
Intangible assets	532,895
Goodwill	355,570
Customer deposit	(3,209)
Accrued rent	(357,619)
Accrued salary and other current liabilities	(177,650)
Noncontrolling interest	(980,000)

Total consideration	$1,020,000

Schedule of revenue and net loss
	For the year ended December 31, 2022	From acquisition date to December 31, 2021
Net Revenue	$3,074,007	$606,463

Net income (loss)	$104,720	$(1,215,613)